Mineral property interests - Additional information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Mineral property interests [Line Items]
Gains (losses) on disposals of investments			$ 400,000
Royalty Pass Through Payments Description			20% of any royalty payment received for any calendar quarter up to and including December 31, 2029; 15% of any royalty payment received for any calendar quarter commencing January 1, 2030 up to and including the quarter ending December 31, 2034; and 10% of any royalty payment received for any calendar quarter commencing January 1, 2035 up to and including the quarter ending December 31, 2039.
Fair Value Of Royalty Pass Through Payments			$ 0
Candentes Copper Cop [Member]
Mineral property interests [Line Items]
Royalty Payable percent		0.50%
Proportion of ownership interest in subsidiary		100.00%
Investments in subsidiaries		$ 500,000
Gains (losses) on disposals of investments				$ 353,000
Consideration paid (received)	$ 1,000,000			$ 1,000,000
Anglo Pacific [Member] | Equity Acquired In Business Combination [Member]
Mineral property interests [Line Items]
Disposal Consideration Number of Shares Received	478,951